Related-Party Transactions Related-Party Transactions, Summary of Transactions Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($)
Omnibus Agreement [Member]
Payment for Administrative Fees	$ 9
Secondment and Logistics Services Agreement [Member]
Long-term Purchase Commitment, Amount	$ 2